UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-00043

Deutsche Investment Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices)             (Zip code)

John Millette
Secretary
One Beacon Street
Boston, MA 02108-3106

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-295-1000

Date of fiscal year end: 09/30

Deutsche Mid Cap Growth Fund

Date of reporting period: 7/1/17-9/28/17

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-00043
Reporting Period: 07/01/2017 - 09/28/2017
Deutsche Investment Trust

====================== A    Deutsche Mid Cap Growth Fund =======================

C. R. BARD, INC.

Ticker:       BCR            Security ID:  067383109
Meeting Date: AUG 08, 2017   Meeting Type: Special
Record Date:  JUN 22, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Merger Agreement                For       For          Management
2     Advisory Vote on Golden Parachutes      For       Against      Management
3     Adjourn Meeting                         For       Against      Management

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CASEY'S GENERAL STORES, INC.

Ticker:       CASY           Security ID:  147528103
Meeting Date: SEP 15, 2017   Meeting Type: Annual
Record Date:  JUL 24, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Robert J. Myers          For       For          Management
1.2   Elect Director Diane C. Bridgewater     For       For          Management
1.3   Elect Director Larree M. Renda          For       For          Management
2     Ratify KPMG LLP as Auditors             For       For          Management
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
4     Advisory Vote on Say on Pay Frequency   One Year  One Year     Management

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DIGITAL REALTY TRUST, INC.

Ticker:       DLR            Security ID:  253868103
Meeting Date: SEP 13, 2017   Meeting Type: Special
Record Date:  AUG 14, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Issue Shares in Connection with         For       For          Management
      Acquisition
2     Adjourn Meeting                         For       Against      Management

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EAGLE MATERIALS INC.

Ticker:       EXP            Security ID:  26969P108
Meeting Date: AUG 03, 2017   Meeting Type: Annual
Record Date:  JUN 06, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1A    Elect Director Michael R. Nicolais      For       For          Management
1B    Elect Director Richard R. Stewart       For       For          Management
2     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
3     Advisory Vote on Say on Pay Frequency   None      One Year     Management
4     Ratify Ernst & Young LLP as Auditors    For       For          Management

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ELECTRONIC ARTS INC.

Ticker:       EA             Security ID:  285512109
Meeting Date: AUG 03, 2017   Meeting Type: Annual
Record Date:  JUN 09, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Leonard S. Coleman       For       For          Management
1b    Elect Director Jay C. Hoag              For       For          Management
1c    Elect Director Jeffrey T. Huber         For       For          Management
1d    Elect Director Vivek Paul               For       For          Management
1e    Elect Director Lawrence F. Probst, III  For       For          Management
1f    Elect Director Talbott Roche            For       For          Management
1g    Elect Director Richard A. Simonson      For       For          Management
1h    Elect Director Luis A. Ubinas           For       For          Management
1i    Elect Director Denise F. Warren         For       For          Management
1j    Elect Director Andrew Wilson            For       For          Management
2     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
3     Advisory Vote on Say on Pay Frequency   None      One Year     Management
4     Ratify KPMG LLP as Auditors             For       For          Management

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PANERA BREAD COMPANY

Ticker:       PNRA           Security ID:  69840W108
Meeting Date: JUL 11, 2017   Meeting Type: Special
Record Date:  MAY 22, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Merger Agreement                For       For          Management
2     Advisory Vote on Golden Parachutes      For       Against      Management

========== END NPX REPORT

SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):

Deutsche Investment Trust

By (Signature and Title) /s/Brian E. Binder

Brian E. Binder, Chief Executive Officer and President

Date 10/16/17